Stock-based Compensation - Option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Options outstanding at the beginning	4,813,262	5,220,236	5,638,773
Granted	1,838,029	480,856	621,031
Exercised	(188,006)	(195,239)	(620,831)
Forfeited	(63,397)	(692,591)	(418,737)
Options outstanding at the end	6,399,888	4,813,262	5,220,236	5,638,773
Vested and exercisable at the end of period	4,092,342	3,392,302
Vested and expected to vest at the end	6,399,888	4,813,262
Weighted Average Exercise Price Per Share
Options outstanding at the beginning (in dollars per share)	$ 6.04	$ 5.22	$ 4.69
Granted (in dollars per share)	10.28	9.79	8.49
Exercised (in dollars per share)	2.97	1.55	1.97
Forfeited (in dollars per share)	7.87	3.76	7.62
Options outstanding at the end (in dollars per share)	7.33	6.04	$ 5.22	$ 4.69
Vested and exercisable at the end of period (in dollars per share)	5.74	4.99
Vested and expected to vest at the end (in dollars per share)	$ 7.33	$ 6.04
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Options outstanding (in years)	6 years 7 months 6 days	6 years 7 months 6 days	6 years 6 months	7 years 4 months 24 days
Vested and exercisable at the end of period (in years)	5 years 1 month 6 days	5 years 10 months 24 days
Vested and expected to vest at the end (in years)	6 years 7 months 6 days	6 years 7 months 6 days
Options outstanding at the beginning (in dollars)	$ 20,422	$ 17,044	$ 21,354
Options outstanding at the end (in dollars)	26,705	20,422	$ 17,044	$ 21,354
Vested and exercisable at the end of period (in years)	23,345	17,925
Vested and expected to vest at the end (in dollars)	$ 26,705	$ 20,422